Schedule II - Valuation and Qualifying Accounts and Reserves - Additional information (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Trade receivables, net of allowance for doubtful accounts of $25.4 and $28.7	$ 403.9	$ 342.0		$ 426.3
Lease receivables	$ 19.6	30.2		$ 40.5
Adoption of ASC 326
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Trade receivables, net of allowance for doubtful accounts of $25.4 and $28.7			$ 2.1
Allowance for trade receivables
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Trade receivables, net of allowance for doubtful accounts of $25.4 and $28.7		2.1
Allowance for lease receivables
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Lease receivables		$ 5.1